Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Class A [Member]
Numerator:
Allocation of net loss		$ (12,751,322)
Denominator:
Basic weighted average Ordinary Shares outstanding		19,156,164
Basic net loss per Ordinary Share		$ (0.67)
Allocation of net income (loss)		$ (12,687,150)
Denominator:
Diluted weighted average Ordinary Shares outstanding		19,156,164
Diluted net loss per Ordinary Share		$ (0.66)
Class B [Member]
Numerator:
Allocation of net loss	$ (18,571)	$ (3,744,059)
Denominator:
Basic weighted average Ordinary Shares outstanding	5,000,000	5,624,658
Basic net loss per Ordinary Share	$ 0	$ (0.67)
Allocation of net income (loss)	$ (18,571)	$ (3,808,232)
Denominator:
Diluted weighted average Ordinary Shares outstanding	5,000,000	5,750,000
Diluted net loss per Ordinary Share	$ 0	$ (0.66)